Share-based compensation - Schedule of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Share Based Payments [Abstract]
Number of options outstanding, beginning balance (in shares) | shares	9,041,288	12,153,772	12,243,526
Number of options granted (in shares) | shares	2,164,070	2,356,040	4,152,565
Number of options forfeited (in shares) | shares	(414,317)	(855,051)	(719,860)
Number of options exercised (in shares) | shares	(2,074,572)	(4,556,908)	(3,478,660)
Number of options expired (in shares) | shares	(21,121)	(56,565)	(43,799)
Number of options outstanding, ending balance (in shares) | shares	8,695,348	9,041,288	12,153,772
Number of options, Exercisable (in shares) | shares	4,453,983	4,022,751	5,553,650
Weighted average exercise price outstanding, beginning balance (in dollars per share) | $ / shares	$ 138.60	$ 107.68	$ 77.63
Weighted average exercise price granted (in dollars per share) | $ / shares	315.86	180.12	147.11
Weighted average exercise price forfeited (in dollars per share) | $ / shares	191.43	131.30	105.01
Weighted average exercise price exercised (in dollars per share) | $ / shares	96.12	78.87	49.41
Weighted average exercise price expired (in dollars per share) | $ / shares	196.25	146.69	117.79
Weighted average exercise price outstanding, ending balance (in dollars per share) | $ / shares	190.19	138.60	107.68
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 152.64	$ 113.91	$ 84.18